Interest in subsidiary (Detail) - Rakita Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 218,200	$ 228,865
Non-current assets	848,496	857,487
Current liabilities	82,735	66,546
Non-current liabilities	70,838	66,665
Net assets attributable to non-controlling interest	139,742	149,347
Rakita [Member]
Statement Line Items [Line Items]
Current assets	5,175	2,954
Non-current assets	536,803	510,341
Current liabilities	(9,524)	(6,487)
Non-current liabilities	(83,570)	(51,555)
Net assets	448,884	455,253
Net assets attributable to non-controlling interest	$ 7,812	$ 7,339